Putnam
Global Growth
and Income
Fund

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam Global Growth and Income Fund has two features that help it avoid market drops: our value strategy leads us to stocks with minimum downside risk and global diversification insulates the portfolio from volatility in any one market or region. We are confident that our strategy of investing in undervalued companies undergoing positive change will continue to serve us well."
                                                 -- George Stairs, co-manager

* According to Lipper Analytical Services, Putnam Global Growth and Income Fund's class A shares' total return ranked 11 out of 119 global funds for the 3 years ended March 31, 1998, placing the fund in the top 10% of its investment category.*


   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

20 Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For the period ended 3/31/98, class A shares ranked 47 out of 191 for 1-year return. Past performance is not indicative of future results. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[Copyright] Karsh, Ottawa

Dear Shareholder:

One of the noteworthy attributes of the current worldwide market environment is its resilience in the face of adversity. Last year's Asian currency and debt crisis is the most recent and perhaps most dramatic example. Quick action by the International Monetary Fund in arranging loans and taking other remedial steps prevented a major calamity.

The aftereffects of the crisis are still being felt, of course, and will continue to be felt for some months. But in the main, the world's equity markets have regained their stability. It is comforting to see that in this increasingly interdependent world economy, mechanisms are in place for serving the common good.

How these events affected Putnam Global Growth and Income Fund during the first half of its fiscal year and will continue to influence it in the months ahead is the underlying theme of the following report from your fund's management team.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Managers
Deborah F. Kuenstner, lead manager
Hugh H. Mullin
George W. Stairs

Events such as the 1997 financial crisis in Asia occasionally spark periods of volatility throughout global markets. However, it's reassuring to know that undervalued stocks of large, dividend-paying companies such as those in which Putnam Global Growth and Income Fund invests tend to be less susceptible to sharp market drops. Another element of the fund's strategy -- our insistence on buying corporations undertaking positive change -- also enhanced the portfolio's resiliency and its performance during the first six months of the 1998 fiscal year.

Although stock markets in Europe and the United States were affected by the turmoil in Asia, they recovered quickly and reached new highs in the first quarter of 1998. For the six months ended March 31, 1998, the fund's class A shares posted a healthy 10.82% return at net asset value (4.47% at public offering price). You will find complete performance information, including returns for other share classes, beginning on page 8.

* ASIA CRISIS SPREADS, THEN ABATES

As your fund began its fiscal year on October 1, 1997, it had virtually no exposure to the Asian markets that were at the center of the debt and currency crisis -- Thailand, Malaysia, Indonesia, Hong Kong, and South Korea. Unfortunately even companies in the United States, Europe, and Japan felt the effects of an expected decline in profits and some of the portfolio's holdings were inevitably affected. Slowing business activity in Asia reduced demand for oil and other commodities, while technology and consumer companies in the United States feared that price competition from cheaper imports would hurt their earnings.

As the International Monetary Fund extended stabilization loans to Asian nations, we took a hard look at the business prospects of companies and concluded that some were being unfairly punished. We added to the fund's position in Philips Electronics when its stock price dropped in late 1997. Although sellers expected that Philips would suffer because of its large Asian operations, we noted that 75% of the products that Philips manufactures in Asia are exported outside the region, and that the cost savings on these exports in the wake of the currency devaluations would strengthen the company's earnings. In fact, Philips' stock has performed well in the first three months of 1998. Although this holding, as well as others discussed in this report, was viewed favorably at the end of the reporting period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* EUROPE SHINES WITH ECONOMIC GROWTH AND INDUSTRIAL CONSOLIDATION

European economic growth has been on the rise during the semiannual period and the scheduled introduction of the single currency, the euro, has remained on track. Although unemployment remains stubbornly high in Germany and France, the governments of both countries have continued to control deficits. In Germany, the last major country facing an election prior to the adoption of the euro in 1999, both the ruling and the opposition parties have committed to Europe's single currency.

Our search for companies with qualities of "cheapness and change" -- attractive stock prices and the potential for improvement -- prepared us well for this period, as the favorable political backdrop supported genuine progress on industry consolidation. We had long ago noticed the potential within two Swiss banks, Schweizerischer Bankverein (SBC) and Union Bank of Switzerland (UBS); in late 1997, they decided to merge. This move will slash their business costs in Switzerland and position the combined operation to become a more competitive global asset manager.

[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United States         46.8%

United Kingdom        12.8%

France                 7.8%

Japan                  6.6%

Germany                5.3%

Footnote reads:
*Based on net assets as of 3/31/98. Holdings will vary over time.

Other European companies have also benefited from repositioning. BMW, a stock we first added to the fund more than a year ago, has appreciated during the fiscal period thanks to its long-term strategy to expand into new product lines and develop global production capabilities. Its Range Rover vehicles, manufactured by a British subsidiary, and its 5 Series cars have been selling well, and the company is planning to expand its Spartanburg, South Carolina, manufacturing plant. The stock's price rose rapidly in the first quarter of 1998, and so we are re-evaluating it to make sure that it still meets our value criteria.

* STRONG RESULTS FOR U.S. FINANCIAL AND RETAIL COMPANIES

The U.S. stock market has trailed behind Europe's but has nonetheless far exceeded pessimistic predictions since October. In the midst of volatility in late 1997, we remained committed to companies whose potential we believed in and even added to positions in technology, oil, and financial stocks when they temporarily fell to more attractive levels. We also established a position in Citicorp, which was punished for its extensive emerging-markets operations but has performed well in early 1998.

The financial sector in general, along with retail stocks, has helped to lead the U.S. portion of the fund higher. U.S. banks, like their European counterparts, are consolidating to cut costs. In the fiscal period, two fund holdings, H.F. Ahmanson, a California thrift, and Washington Mutual, a bank based in the Pacific Northwest, announced an agreement to merge, boosting their stock prices. Several of the fund's retail stocks, acquired during the sector's recent sluggishness, have also done well. Retail profit margins have improved over the semiannual period because low interest rates and gas prices give Americans more money to spend, while the costs of clothing and other consumer goods made in Asia have fallen.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

BTR PLC (United Kingdom)
Conglomerate

General Electric Co. (United States)
Conglomerate

General Electric Co. UK (United Kingdom)
Electronics and electrical equipment

Elf Aquitaine SA (France)
Oil

ENI SPA (Italy)
Oil

Bayer AG (Germany)
Diversified chemicals

Nestle SA (Switzerland)
Food and beverages

Philips Electronics N.V. (Netherlands)
Electronics and electrical equipment

Akzo-Nobel N.V. (Netherlands)
Chemicals

Compagnie Generale des Eaux (France)
Conglomerate

Footnote reads:
These holdings represent 10.45% of the fund's net assets as of 3/31/98. Portfolio holdings will vary over time.


* ASIA STILL A CONCERN, BUT VALUE OPPORTUNITIES ABOUND

As global markets put some of the Asian worries behind them, there is reason for both caution and optimism. Corporate profits may no longer rise as rapidly as they have in the past two or three years, but neither Europe nor North America shows signs of a significant business slowdown. Despite strong market performance, we are still able to find stocks with attractive relative values in every market and we are even selectively adding Asian stocks. We will continue to search global markets for these opportunities, confident in our strategy of selecting clearly undervalued companies undertaking positive change.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability and political developments, not present with domestic investments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Growth and Income Fund is designed for investors seeking capital growth through investing in the stocks of companies in the United States and worldwide.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                               Class A          Class B         Class M
(inception date)               (1/3/95)        (11/3/97)       (11/3/97)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     10.82%   4.47%  10.39%   5.39%  10.53%   6.70%
------------------------------------------------------------------------------
1 year                       32.18   24.57   31.02   26.02   31.32   26.75
------------------------------------------------------------------------------
Life of fund,                95.42   84.16   89.24   86.24   91.01   84.42
Annual average               22.97   20.74   21.76   21.16   22.11   20.79
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/98

                                          MSCI WORLD   Consumer
                                            Index     Price Index
------------------------------------------------------------------------------
6 months                                    11.51%      0.62%
------------------------------------------------------------------------------
1 year                                      31.96       1.38
------------------------------------------------------------------------------
Life of fund,                               81.30       8.35
Annual average                              20.11       2.50
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                              Class A         Class B         Class M
------------------------------------------------------------------------------
 Distributions (number)          2               1               2
------------------------------------------------------------------------------
 Income                       $0.074          $0.053           $0.060
------------------------------------------------------------------------------
 Capital gains
------------------------------------------------------------------------------
 Long-term                     0.139           0.139            0.139
------------------------------------------------------------------------------
 Short-term                    0.172           0.172            0.172
------------------------------------------------------------------------------
   Total                      $0.385          $0.364           $0.371
------------------------------------------------------------------------------
 Share value:               NAV     POP         NAV          NAV     POP
------------------------------------------------------------------------------
 9/30/97                  $12.50  $13.26        $--          $--     $--
------------------------------------------------------------------------------
 11/3/97                    --      --         12.01        12.01   12.45
------------------------------------------------------------------------------
 3/31/98                   13.41   14.23       13.39        13.40   13.89
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.



COMPARATIVE BENCHMARKS

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of global equity securities, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

The MSCI EAFE Index and the Standard & Poor's 500(registered trademark) Index that were included as comparative benchmarks in previous shareholder reports are no longer included because the MSCI World Index, which contains both U.S. and international securities, is a sufficient comparative benchmark.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
March 31, 1998 (Unaudited)


COMMON STOCKS (94.4%) *
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (2.0%)
------------------------------------------------------------------------------------------------------------
          2,258  Boeing Co.                                                                         $117,698
            943  Lockheed Martin Corp.                                                               106,088
            242  Northrop Grumman Corp.                                                               26,000
            892  Raytheon Co. Class A                                                                 50,733
         71,931  Rolls-Royce PLC (United Kingdom)                                                    335,349
                                                                                              --------------
                                                                                                     635,868

Airlines (1.1%)
------------------------------------------------------------------------------------------------------------
          1,216  Delta Air Lines, Inc.                                                               143,792
          7,662  Deutsche Lufthansa AG (Germany)                                                     161,534
          1,300  Deutsche Lufthansa AG 144A (Germany)                                                 27,407
                                                                                              --------------
                                                                                                     332,733

Automotive (1.6%)
------------------------------------------------------------------------------------------------------------
            239  Bayerische Motoren Werke (BMW) AG (Germany)                                         264,549
          3,393  Chrysler Corp.                                                                      141,022
          1,995  TRW, Inc.                                                                           109,974
                                                                                              --------------
                                                                                                     515,545

Banks (15.1%)
------------------------------------------------------------------------------------------------------------
         13,029  Allied Irish Banks PLC (Ireland)                                                    159,852
          9,404  Bank of Nova Scotia (Canada)                                                        254,906
          1,561  BankAmerica Corp.                                                                   128,978
          1,271  BankBoston Corp.                                                                    140,128
          1,171  Bankers Trust New York Corp. [UPSIDE DOWN DELTA]                                    140,886
          1,003  Chase Manhattan Corp.                                                               135,280
          1,030  Citicorp                                                                            146,260
            652  CoreStates Financial Corp.                                                           58,517
            637  Crestar Financial Corp.                                                              37,663
         33,000  Dao Heng Bank Group Ltd. (Hong Kong)                                                 97,532
         42,382  Den Norske Bank ASA (Norway)                                                        231,261
          2,684  Deutsche Bank AG (Germany)                                                          202,154
         25,300  Development Bank of Singapore Ltd. (Singapore)                                      185,084
          4,600  Development Bank of Singapore Rights
                   Expiration 5/1/98                                                                   2,424
          1,667  First Chicago NBD Corp.                                                             146,904
          1,000  First Tennessee National Corp.                                                       32,125
          1,762  First Union Corp.                                                                    99,994
          1,635  Fleet Financial Group, Inc.                                                         139,077
          1,300  ForeningsSparbanken AB (Sweden)                                                      42,791
          5,200  HSBC Holdings PLC (United Kingdom)                                                  159,056
          1,049  Huntington Bancshares, Inc.                                                          38,223
             44  Julius Baer Holdings AG (Switzerland)                                               107,000
          3,676  Keycorp                                                                             138,999
            584  Mercantile Bancorpation, Inc.                                                        32,011
          1,149  Morgan (J.P.) & Co., Inc.                                                           154,325
         10,029  National Bank (Canada)                                                              188,066
         15,565  National Westminster Bancorp Inc. (United Kingdom)                                  284,280
          1,981  NationsBank Corp.                                                                   144,489
          3,480  Norwest Corp.                                                                       144,638
          2,515  PNC Bank Corp.                                                                      150,743
            542  Schweizerischer Bankverein (Switzerland)                                            190,938
          1,391  Societe Generale (France)                                                           278,694
            606  Summit Bancorp                                                                       30,338
            117  United Bank of Switzerland (Switzerland)                                            191,476
         25,505  Westpac Banking Corp. (Australia)                                                   170,921
                                                                                              --------------
                                                                                                   4,786,013

Basic Industrial Products (0.6%)
------------------------------------------------------------------------------------------------------------
          7,794  SKF AB Class B, (Sweden)                                                            184,500

Broadcasting (0.3%)
------------------------------------------------------------------------------------------------------------
            726  Societe Television Francaise 1 (France)                                              90,325

Building Products (2.2%)
------------------------------------------------------------------------------------------------------------
         19,180  Cemex, S.A. de C.V. (Mexico)                                                         85,194
         18,807  CRH PLC (Ireland) +                                                                 282,611
          2,282  Lafarge Coppee (France)                                                             194,315
          2,282  Larfarge S.A. Rights Expiration date 4/8/98                                           2,987
         45,000  Pioneer International Ltd. (Australia)                                              129,626
                                                                                              --------------
                                                                                                     694,733

Business Equipment (1.1%)
------------------------------------------------------------------------------------------------------------
          1,793  Xerox Corp.                                                                         190,842
         15,000  Ricoh., Ltd. (Japan) +                                                              151,037
                                                                                              --------------
                                                                                                     341,879

Cable Television (0.3%)
------------------------------------------------------------------------------------------------------------
          2,717  Comcast Corp. Class A                                                                95,944

Chemicals (4.2%)
------------------------------------------------------------------------------------------------------------
          1,749  Akzo-Nobel N.V. (Netherlands)                                                       355,628
          8,010  Bayer AG ADR (Germany) +                                                            366,791
         64,365  Cookson Group PLC (United Kingdom)                                                  243,932
          3,428  du Pont (E.I.) de Nemours & Co., Ltd.                                               233,104
          1,886  Eastman Chemical Co.                                                                127,187
                                                                                              --------------
                                                                                                   1,326,642

Computer Software and Services (1.4%)
------------------------------------------------------------------------------------------------------------
          3,075  Computer Associates Intl., Inc.                                                     177,581
          2,657  IBM Corp.                                                                           275,996
                                                                                              --------------
                                                                                                     453,577

Conglomerates (4.0%)
------------------------------------------------------------------------------------------------------------
        130,269  BTR PLC (United Kingdom)                                                            426,652
          2,203  Cooper Industries, Inc.                                                             130,941
          2,166  Compagnie Generale des Eaux (France)                                                352,076
          1,347  Minnesota Mining & Manufacturing Co.                                                122,830
         39,823  Tomkins PLC (United Kingdom)                                                        242,055
                                                                                              --------------
                                                                                                   1,274,554

Consumer Products (1.5%)
------------------------------------------------------------------------------------------------------------
          3,233  Kimberly-Clark Corp.                                                                162,054
          2,219  Lowe's Cos., Inc.                                                                   155,746
         17,671  Unilever Group (United Kingdom)                                                     166,835
                                                                                              --------------
                                                                                                     484,635

Electric Utilities (3.5%)
------------------------------------------------------------------------------------------------------------
          1,453  Ameren Corp.                                                                         61,208
          1,741  Carolina Power & Light Co.                                                           78,780
          1,393  Dominion Resources, Inc.                                                             58,506
            400  Electrabel S.A. (Belgium)                                                           102,026
          1,393  Duke Energy Corp.                                                                    82,971
          9,368  Iberdola S.A. (Spain)                                                               142,482
          2,200  Iberdrola II (Spain)                                                                 33,503
          1,589  Potomac Electric Power Co.                                                           39,824
         21,595  Scottish Power PLC (United Kingdom)                                                 202,799
          2,800  Southern Co.                                                                         77,525
          3,241  Veba (Vereinigte Elektrizitaets Bergwerks)
                   AG (Germany)                                                                      230,159
                                                                                              --------------
                                                                                                   1,109,783

Electronics and Electrical Equipment (7.1%)
------------------------------------------------------------------------------------------------------------
          8,000  Canon, Inc. (Japan) +                                                               180,944
          2,381  Emerson Electric Co.                                                                155,211
          4,479  General Electric Co.                                                                386,034
         48,065  General Electric Co. PLC (United Kingdom)                                           379,898
          2,288  Hewlett-Packard Co.                                                                 145,002
          2,478  Motorola, Inc.                                                                      150,229
          4,845  Philips Electronics N.V. (Netherlands)                                              355,908
          6,091  Seagate Technology, Inc. +                                                          153,798
          2,800  Siebe PLC (United Kingdom)                                                           60,965
          3,300  Sony Corp. (Japan)                                                                  280,208
                                                                                              --------------
                                                                                                   2,248,197

Farm Equipment (0.4%)
------------------------------------------------------------------------------------------------------------
          2,249  Deere (John) & Co.                                                                  139,297

Financial Services (1.3%)
------------------------------------------------------------------------------------------------------------
         44,000  Nikko Securities Co. Ltd. (Japan)                                                   142,170
          4,900  Promise Co. Ltd. (Japan)                                                            254,426
                                                                                              --------------
                                                                                                     396,596

Food and Beverages (4.4%)
------------------------------------------------------------------------------------------------------------
          2,928  Anheuser-Busch Cos., Inc.                                                           135,603
         12,682  Bass PLC (United Kingdom)                                                           242,644
          3,896  ConAgra, Inc.                                                                       125,159
          8,900  Fomento Economico Mexicano, S.A. de C.V.
                   Class B, (Mexico)                                                                  64,737
          1,716  General Mills, Inc.                                                                 130,416
          2,848  Heinz (H.J.) Co.                                                                    166,252
            190  Nestle S.A. (Switzerland)                                                           363,766
          2,443  Sara Lee Corp.                                                                      150,550
                                                                                              --------------
                                                                                                   1,379,127

Gas Pipelines (0.4%)
------------------------------------------------------------------------------------------------------------
          2,645  Sonat, Inc.                                                                         115,058

Health Care Services (0.5%)
------------------------------------------------------------------------------------------------------------
          2,337  United Healthcare Corp.                                                             151,321

Hospital Management (0.4%)
------------------------------------------------------------------------------------------------------------
          3,790  Tenet Healthcare Corp. +                                                            137,624

Household Products (1.3%)
------------------------------------------------------------------------------------------------------------
          1,740  Colgate-Palmolive Co.                                                               150,728
         21,000  KAO Corp. (Japan)                                                                   276,150
                                                                                              --------------
                                                                                                     426,878

Insurance and Finance (4.9%)
------------------------------------------------------------------------------------------------------------
          8,055  ABN AMRO Holding N.V. (Netherlands)                                                 186,021
          1,447  Aetna Inc.                                                                          120,734
          3,289  AGF (Assurances Generales de France) (France)                                       185,308
          1,995  American General Corp.                                                              129,052
          2,615  AON Corp.                                                                           169,321
            430  Beneficial Corp.                                                                     53,454
            751  CIGNA Corp.                                                                         153,955
          2,679  Federal National Mortgage Association                                               169,447
          4,642  Internationale Nederlanden Groep (Netherlands)                                      263,659
          2,373  Scor (France)                                                                       136,115
                                                                                              --------------
                                                                                                   1,567,066

Medical Supplies and Devices (0.7%)
------------------------------------------------------------------------------------------------------------
          4,191  Baxter International, Inc.                                                          231,029

Metals and Mining (1.3%)
------------------------------------------------------------------------------------------------------------
          5,000  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                     93,438
          1,393  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                     27,773
         20,663  Rio Tinto PLC (United Kingdom)                                                      276,914
                                                                                              --------------
                                                                                                     398,125

Networking (0.5%)
------------------------------------------------------------------------------------------------------------
          4,671  3Com Corp. +                                                                        167,864

Oil and Gas (7.4%)
------------------------------------------------------------------------------------------------------------
          1,635  Amoco Corp.                                                                         141,223
         15,935  British Petroleum Co. PLC (United Kingdom)                                          229,528
          2,863  Elf Aquitaine S.A. (France) +                                                       375,627
         54,835  Ente Nazionale Idrocarburi SPA (Italy) (ENI)+                                       374,203
          3,684  Exxon Corp.                                                                         249,131
          1,825  Mobil Corp.                                                                         139,841
          2,800  Royal Dutch Petroleum Co. ADR (Netherlands)                                         159,075
         18,106  Shell Transportation & Trading (United Kingdom)                                     132,820
          1,981  Tosco Corp.                                                                          69,830
          2,336  Total Corp. ADR Class B, (France)                                                   280,818
          5,621  YPF S.A. ADR (Argentina)                                                            191,114
                                                                                              --------------
                                                                                                   2,343,210

Paper (1.8%)
------------------------------------------------------------------------------------------------------------
          6,600  Abitibi-Consolidated Inc. (Canada)                                                  101,198
          7,656  Svenska Cellulosa AB Class B, (Sweden)                                              210,403
          1,975  Temple Inland, Inc.                                                                 122,697
          2,632  Weyerhaeuser Co.                                                                    148,708
                                                                                              --------------
                                                                                                     583,006

Pharmaceuticals and Biotechnology (5.0%)
------------------------------------------------------------------------------------------------------------
          1,680  American Home Products Corp.                                                        160,230
          8,836  Astra AB (Sweden)                                                                   182,124
          1,785  Bristol-Myers Squibb Co.                                                            186,198
          5,807  Glaxo Wellcome PLC (United Kingdom)                                                 155,935
          2,096  Merck & Co., Inc.                                                                   269,074
          6,519  Pharmacia & Upjohn, Inc.                                                            285,206
         12,000  Sankyo Co., Ltd. (Japan)                                                            333,634
                                                                                              --------------
                                                                                                   1,572,401

Photography (1.0%)
------------------------------------------------------------------------------------------------------------
          1,890  Eastman Kodak Co.                                                                   122,614
          5,000  Fuji Photo Film Co. (Japan)                                                         186,354
                                                                                              --------------
                                                                                                     308,968

Publishing (1.0%)
------------------------------------------------------------------------------------------------------------
          2,091  McGraw-Hill, Inc.                                                                   159,047
          2,337  Times Mirror Co. Class A                                                            148,107
                                                                                              --------------
                                                                                                     307,154
REIT's (Real Estate Investment Trust) (0.6%)
------------------------------------------------------------------------------------------------------------
         22,000  Henderson Land Development Co. Ltd. (Hong Kong)                                     111,587
          1,547  Equity Residential Properties Trust                                                  77,737
                                                                                              --------------
                                                                                                     189,324

Railroads (0.4%)
------------------------------------------------------------------------------------------------------------
          1,254  Burlington Northern Santa Fe Corp. +                                                130,416

Retail (1.5%)
------------------------------------------------------------------------------------------------------------
          1,712  Dayton Hudson Corp.                                                                 150,656
          2,000  Ito-Yokado Co., Ltd. (Japan)                                                        108,506
          5,572  K mart Corp. +                                                                       92,983
          4,294  Toys R Us                                                                           129,088
                                                                                              --------------
                                                                                                     481,233

Savings and Loans (0.6%)
------------------------------------------------------------------------------------------------------------
            800  Ahmanson (H.F.) & Co.                                                                62,000
          1,765  Washington Mutual, Inc.                                                             126,584
                                                                                              --------------
                                                                                                     188,584

Semiconductors (2.6%)
------------------------------------------------------------------------------------------------------------
          2,925  Intel Corp.                                                                         228,333
          4,432  SGS-Thomson Microelectronics ADR (France) +                                         343,757
          1,272  Texas Instruments, Inc.                                                              68,847
          5,000  Tokyo Electron Ltd. (Japan)                                                         168,696
                                                                                              --------------
                                                                                                     809,633

Steel (0.6%)
------------------------------------------------------------------------------------------------------------
            857  Thyssen AG (Germany)                                                                184,388

Telephone Services (6.0%)
------------------------------------------------------------------------------------------------------------
          3,151  Ameritech Corp.                                                                     155,778
          3,393  American Telephone & Telegraph Co.                                                  222,666
          1,589  Bell Atlantic Corp.                                                                 162,873
         11,450  Deutsche Telekom AG (Germany) +                                                     248,832
          7,850  Hellenic Telecommunication Organization
                   S.A. (Greece)                                                                     196,649
          8,800  Mahanager Telephone Nigam Ltd. (India)                                              151,184
          2,534  Portugal Telecom S.A. (Portugal)                                                    131,937
          4,131  SBC Communications, Inc.                                                            180,215
          1,925  Sprint Corp.                                                                        130,298
            200  Telecom Corp. of New Zealand Ltd. (New Zealand)                                         952
         24,400  Telecom Italia SPA (Italy)                                                          192,586
          2,487  US West Communications, Inc.                                                        136,163
                                                                                              --------------
                                                                                                   1,910,133
Tire and Rubber (1.2%)
------------------------------------------------------------------------------------------------------------
          1,741  Goodyear Tire & Rubber Co. (The)                                                    131,881
          4,126  Michelin Corp. Class B, (France)                                                    246,600
                                                                                              --------------
                                                                                                     378,481

Tobacco (2.0%)
------------------------------------------------------------------------------------------------------------
         33,222  B A T Industries PLC (United Kingdom) +                                             338,080
          4,777  Philip Morris Cos., Inc.                                                            199,141
          3,028  RJR Nabisco Holdings Corp.                                                           94,814
                                                                                              --------------
                                                                                                     632,035

Transportation (0.6%)
------------------------------------------------------------------------------------------------------------
         12,736  Peninsular and Oriental Steam Navigation Co.
                   (United Kingdom)                                                                  190,473
                                                                                              --------------
                 Total Common Stocks (cost $26,427,859)                                          $29,894,352

CONVERTIBLE PREFERRED STOCKS (0.8%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
            892  K mart Financing $3.875 cv. pfd.                                                    $55,973
              7  Sanwa Financial Bermuda 144A $1.25 cv. pfd.                                         154,239
            533  Tosco Corp. $2.875 cv. pfd.                                                          32,513
             75  Tosco Financing Trust 144A $2.875 cv. pfd.                                            4,575
                                                                                              --------------
                 Total Convertible Preferred Stocks (cost $257,928)                                 $247,300

CONVERTIBLE BONDS AND NOTES (--%)*(Cost $5,896)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         $6,000  Apple Computer, Inc. cv. sub. notes 6s, 2001                                         $6,765

SHORT-TERM INVESTMENTS (4.3%) *(Cost $1,370,225)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
     $1,370,000  Interest in $321,730,000 joint repurchase agreement dated March 31, 1998 with J.P. Morgan due
                   April 1, 1998 with respect to various U.S.
                   Treasury obligations -- maturity value of
                   $1,370,225 for an effective yield of 5.90%                                     $1,370,225
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $28,061,908) ***                                        $31,518,642
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $31,664,572

*** The aggregate identified cost on a tax basis is $28,064,913, resulting in gross unrealized appreciation and depreciation of $3,732,583 and $278,854, respectively, or net unrealized appreciation of $3,453,729.

+   Non-income-producing security.

[UPSIDE DOWN DELTA] This entity provides subcustodian services to the fund.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American
Depository Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

Diversification by Country

Distribution of investments by country of issue at March 31, 1998, (as percentage of Market Value)

       Australia                1.0%
       Canada                   1.7
       France                   7.9
       Germany                  5.3
       Ireland                  1.4
       Italy                    1.8
       Japan                    6.6
       Netherlands              4.2
       Sweden                   2.0
       Switzerland              2.7
       United Kingdom          12.9
       United States           47.0
       Others                   5.5
                              -----
       Total                  100.0%


----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 1998 (Unaudited)

                                   Market     Aggregate Face    Delivery     Unrealized
                                   Value          Value           Date      Appreciation
----------------------------------------------------------------------------------------
Japanese Yen                     $436,415        $453,908        6/12/98        $17,493
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $28,061,908) (Note 1)                                                  $31,518,642
---------------------------------------------------------------------------------------------------
Cash                                                                                         50,433
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                    82,304
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      533,541
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               71,588
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                               17,493
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                             24,117
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    4,273
---------------------------------------------------------------------------------------------------
Total assets                                                                             32,302,391

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            534,527
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                   15,629
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   42,074
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                1,517
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                     25
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       19,687
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       17,935
---------------------------------------------------------------------------------------------------
Total liabilities                                                                           637,819
---------------------------------------------------------------------------------------------------
Net assets                                                                              $31,664,572

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         $27,861,945
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 15,691
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                      312,947
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              3,473,989
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $31,664,572

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($17,964,099 divided by 1,339,363 shares)                                                    $13.41
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.41)*                                      $14.23
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($12,480,904 divided by 932,054 shares)**                                                    $13.39
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,219,569 divided by 91,030 shares)                                                        $13.40
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.40)*                                      $13.89
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $12,135)                                                 $152,472
--------------------------------------------------------------------------------------------------
Interest                                                                                    30,636
--------------------------------------------------------------------------------------------------
Total investment income                                                                    183,108

Expenses:
Compensation of Manager (Note 2)                                                            61,190
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              99,006
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           1,224
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                53
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       11,386
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                       26,097
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        1,822
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 520
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      2,341
--------------------------------------------------------------------------------------------------
Registration fees                                                                            7,758
--------------------------------------------------------------------------------------------------
Auditing                                                                                     6,142
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,704
--------------------------------------------------------------------------------------------------
Postage                                                                                          2
--------------------------------------------------------------------------------------------------
Other                                                                                          915
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (70,524)
--------------------------------------------------------------------------------------------------
Total expenses                                                                             150,636
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (8,049)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               142,587
--------------------------------------------------------------------------------------------------
Net investment income                                                                       40,521
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           358,876
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                 (8,227)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                        25,253
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                             2,972,045
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  3,347,947
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $3,388,468
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           March 31       September 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       $40,521            $29,367
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                       350,649            358,837
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                          2,997,298            327,464
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      3,388,468            715,668
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                 (62,933)           (44,540)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                 (18,908)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (2,182)                --
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                (229,559)          (252,586)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (110,952)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (10,349)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        25,825,582            389,976
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             28,779,167            808,518

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,885,405          2,076,887
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $15,691 and $59,193, respectively)                                            $31,664,572         $2,885,405
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                   Year ended          Jan. 3, 1995+
operating performance                                           (Unaudited)                 September 30          to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.50           $10.77            $9.64            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                              .05 (d)          .14              .21              .27
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.24             3.13             1.30              .87
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.29             3.27             1.51             1.14
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.07)            (.23)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.31)           (1.31)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.38)           (1.54)            (.38)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.41           $12.50           $10.77            $9.64
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            10.82 *          33.88            16.14            13.41 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $17,964           $2,885           $2,077           $1,771
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                           .83 *           1.48             1.27              .49 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                           .39 *           1.19             2.03             3.04 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               21.54 *         103.92           222.89            21.68 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0284           $.0305           $.0374
------------------------------------------------------------------------------------------------------------------------------------

    Effective December 28, 1995, the fund expanded its investment flexibility to include securities outside of the utilities sector.
    Information in the table prior to December 28, 1995 may not reflect those that could have been achieved under the fund's current investment policies.

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the periods ended September 30, 1997, September 30, 1996 and September 30, 1995, reflect a reduction of approximately $.07, $.09 and $.20 per share, respectively. Expenses for the period ended March 31, 1998 reflect a reduction of approximately $.05, $.05 and $.06 for class A, class B and class M, respectively

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2).

(d) Per share  net  investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security  trades is required for fiscal periods beginning on or after September 1, 1995.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
                                                                                                                 Nov. 3, 1997+
Per-share                                                                                                         to March 31
operating performance                                                                                              (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $12.01
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                                 .01 (d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      1.73
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    1.74
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                           (.31)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $13.39
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                               10.39 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $12,481
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a) (c)                                                                                            1.00 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (a)                                                                                             .05 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  21.54 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid  (e)                                                                                                         $.0284
------------------------------------------------------------------------------------------------------------------------------------

    Effective December 28, 1995, the fund expanded its investment flexibility to include securities outside of the utilities sector.
    Information in the table prior to December 28, 1995 may not reflect those that could have been achieved under the fund's current investment policies.

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the periods ended September 30, 1997, September 30, 1996 and September 30, 1995, reflect a reduction of approximately $.07, $.09 and $.20 per share, respectively. Expenses for the period ended March 31, 1998 reflect a reduction of approximately $.05, $.05 and $.06 for class A, class B and class M, respectively

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2).

(d) Per share  net  investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security  trades is required for fiscal periods beginning on or after September 1, 1995.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
                                                                                                                 Nov. 3, 1997+
Per-share                                                                                                         to March 31
operating performance                                                                                              (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $12.01
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                                 .02 (d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      1.74
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    1.76
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.06)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                           (.31)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $13.40
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                               10.53 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,220
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a) (c)                                                                                             .90 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (a)                                                                                             .15 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  21.54 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                                                                          $.0284
------------------------------------------------------------------------------------------------------------------------------------

    Effective December 28, 1995, the fund expanded its investment flexibility to include securities outside of the utilities sector.
    Information in the table prior to December 28, 1995 may not reflect those that could have been achieved under the fund's current investment policies.

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the periods ended September 30, 1997, September 30, 1996 and September 30, 1995, reflect a reduction of approximately $.07, $.09 and $.20 per share, respectively. Expenses for the period ended March 31, 1998 reflect a reduction of approximately $.05, $.05 and $.06 for class A, class B and class M, respectively

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2).

(d) Per share  net  investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security  trades is required for fiscal periods beginning on or after September 1, 1995.






Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Growth and Income Fund (the "fund") is a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation and current income as a secondary objective by investing primarily in common stocks with a significant portion of its assets in countries outside the United States.

The fund offers class A, class B and class M shares. The fund began offering class B and class M on November 3, 1997. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at fair market value, which is determined using the last reported sale price, or, if no sales are reported -- as is the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1998, the fund had no borrowing against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Service, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $8,049 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $80,221 and $4,995 from the sale of class A and class M shares, respectively and $1,772 in contingent deferred sales charges from redemption of class B shares. A deferred sales charges of up to 1% is assessed on certain redemption of class A shares. For the six months ended March 31, 1998, Putnam Mutual Funds Corp. acting as underwriter received no monies from the redemption of class A shares.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $27,050,238 and $3,089,397 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class A                             Shares           Amount
------------------------------------------------------------
Shares sold                       1,359,431      $16,484,907
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        24,453          286,584
------------------------------------------------------------
                                  1,383,884       16,771,491

Shares
repurchased                        (275,373)      (3,353,856)
------------------------------------------------------------
Net increase                      1,108,511      $13,417,635
------------------------------------------------------------

                                            Year ended
                                       September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                          16,348         $177,118
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        29,497          296,547
------------------------------------------------------------
                                     45,845          473,665

Shares
repurchased                          (7,804)         (83,689)
------------------------------------------------------------
Net increase                         38,041         $389,976
------------------------------------------------------------

                                        For the period
                                       November 3, 1997
                                       (commencement of
                                        operations) to
                                        March 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                         995,769      $12,084,225
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        10,707          124,308
------------------------------------------------------------
                                  1,006,476       12,208,533

Shares
repurchased                         (74,422)        (915,332)
------------------------------------------------------------
Net increase                        932,054      $11,293,201
------------------------------------------------------------

                                         For the period
                                        November 3, 1997
                                       (commencement of
                                        operations) to
                                         March 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         102,254       $1,251,451
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         1,071           12,478
------------------------------------------------------------
                                    103,325        1,263,929

Shares
repurchased                         (12,295)        (149,183)
------------------------------------------------------------
Net increase                         91,030       $1,114,746
------------------------------------------------------------

At March 31, 1998, Putnam Investment, Inc. owned 218,597 of class A shares (16.32% of class A shares outstanding) valued at $2,931,386.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Deborah F. Kuenstner
Vice President and Fund Manager

George W. Stairs
Vice President and Fund Manager

Hugh H. Mullin
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA063-42027 197/2HP/2HQ   5/98